Lease Liability - Summary of Lease Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Lease Liabilities [Line Items]
Total	$ 30,409	$ 45,268
Due in Less than One Year
Lease Liabilities [Line Items]
Total	8,847	8,474
Due between One and Five Years
Lease Liabilities [Line Items]
Total	$ 21,562	23,543
Due in More than Five Years
Lease Liabilities [Line Items]
Total		$ 13,251